10. Subsequent Event (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 25, 2015	Jan. 30, 2015
Proceeds from convertible promissory notes	$ 500,000	$ 177,500
Issuance of common shares for converted promissory notes, Shares		1,076,237
Common Stock
Issuance of common shares for converted promissory notes, Shares	2,805,073	1,076,237
Subsequent Event | Common Stock
Issuance of common shares for converted promissory notes, Shares			325,525
Subsequent Event | Securities Purchase Agreements Unsecured Convertible Notes 6
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Fair Value Disclosure				500,000
Proceeds from convertible promissory notes	$ 50,000